CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current:
Intangible assets	€ 12,395	€ 12,505
Goodwill	4,514	4,600
Property, plant and equipment	5,344	5,201
Non-current derivative assets	100	191
Deferred tax assets	1	21
Other non-current assets	295	252
Total non-current assets	22,649	22,770
Current:
Current derivative assets	161	257
Current tax assets	58	85
Inventories	1,356	1,380
Amounts receivable from related parties	123	139
Trade accounts receivable	2,547	2,466
Other current assets	351	479
Assets held for sale	22	94
Short-term investments	568	256
Cash and cash equivalents	1,419	1,387
Total current assets	6,605	6,543
Total assets	29,254	29,313
Non-current:
Borrowings, less current portion	10,096	10,571
Employee benefit liabilities	191	108
Non-current provisions	45	55
Non-current derivative liabilities	169	187
Deferred tax liabilities	3,378	3,513
Non-current tax liabilities	75	82
Other non-current liabilities	46	37
Total non-current liabilities	14,000	14,553
Current:
Current portion of borrowings	1,300	1,336
Current portion of employee benefit liabilities	8	8
Current provisions	114	115
Current derivative liabilities	99	76
Current tax liabilities	253	241
Amounts payable to related parties	270	485
Trade and other payables	5,234	5,052
Total current liabilities	7,278	7,313
Total liabilities	21,278	21,866
EQUITY
Share capital	5	5
Share premium	276	234
Merger reserves	287	287
Other reserves	(823)	(507)
Retained earnings	8,231	7,428
Equity attributable to shareholders	7,976	7,447
Non-controlling interest	0	0
Total equity	7,976	7,447
Total equity and liabilities	€ 29,254	€ 29,313